Commitments and Contingencies (Schedule of Future Minimum Lease Payments for Non-cancelable Operating Leases) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	137,990
2016	87,084
2017	33,336
2018	28,543
2019	28,261
Total	315,214
Office Premises [Member]
Operating Leased Assets [Line Items]
2015	56,234
2016	36,847
2017	31,832
2018	27,039
2019	26,757
Total	178,709
Server leasing and maintenance fees [Member]
Operating Leased Assets [Line Items]
2015	81,756
2016	50,237
2017	1,504
2018	1,504
2019	1,504
Total	136,505